FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
9,013,116	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$9,013,116
	(Cost $9,013,116)
	Total Investments — 0.9%	9,013,116
	(Cost $9,013,116)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.3%
	Call Options Purchased — 97.1%
17,143	SPDR® S&P 500® ETF Trust	$1,010,391,277	$5.98	01/16/26	992,858,788
	(Cost $1,004,737,893)
	Put Options Purchased — 5.2%
17,143	SPDR® S&P 500® ETF Trust	1,010,391,277	597.58	01/16/26	52,538,324
	(Cost $49,104,081)
	Total Purchased Options				1,045,397,112
	(Cost $1,053,841,974)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (0.5)%
(17,143)	SPDR® S&P 500® ETF Trust	(1,010,391,277)	682.20	01/16/26	(5,291,016)
	(Premiums received $14,020,163)
	Put Options Written — (2.6)%
(17,143)	SPDR® S&P 500® ETF Trust	(1,010,391,277)	537.82	01/16/26	(26,151,475)
	(Premiums received $26,058,313)
	Total Written Options				(31,442,491)
	(Premiums received $40,078,476)
	Net Other Assets and Liabilities — (0.1)%				(672,627)
	Net Assets — 100.0%				$1,022,295,110

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$9,013,116	$9,013,116	$—	$—
Purchased Options	1,045,397,112	—	1,045,397,112	—
Total	$1,054,410,228	$9,013,116	$1,045,397,112	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(31,442,491)	$—	$(31,442,491)	$—

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
3,037,894	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$3,037,894
	(Cost $3,037,894)
	Total Investments — 0.9%	3,037,894
	(Cost $3,037,894)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 97.1%
5,940	SPDR® S&P 500® ETF Trust	$350,097,660	$5.97	01/16/26	344,028,465
	(Cost $348,440,161)
	Put Options Purchased — 3.6%
5,940	SPDR® S&P 500® ETF Trust	350,097,660	567.70	01/16/26	12,879,346
	(Cost $12,834,053)
	Total Purchased Options				356,907,811
	(Cost $361,274,214)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (0.8)%
(5,940)	SPDR® S&P 500® ETF Trust	(350,097,660)	669.94	01/16/26	(2,902,937)
	(Premiums received $6,829,030)
	Put Options Written — (0.7)%
(5,940)	SPDR® S&P 500® ETF Trust	(350,097,660)	418.31	01/16/26	(2,281,257)
	(Premiums received $2,605,877)
	Total Written Options				(5,184,194)
	(Premiums received $9,434,907)
	Net Other Assets and Liabilities — (0.1)%				(246,958)
	Net Assets — 100.0%				$354,514,553

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,037,894	$3,037,894	$—	$—
Purchased Options	356,907,811	—	356,907,811	—
Total	$359,945,705	$3,037,894	$356,907,811	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,184,194)	$—	$(5,184,194)	$—

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
9,609,704	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$9,609,704
	(Cost $9,609,704)
	Total Investments — 1.0%	9,609,704
	(Cost $9,609,704)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 97.1%
16,785	SPDR® S&P 500® ETF Trust	$989,291,115	$6.00	02/20/26	972,556,470
	(Cost $981,449,832)
	Put Options Purchased — 5.5%
16,785	SPDR® S&P 500® ETF Trust	989,291,115	599.94	02/20/26	55,155,510
	(Cost $50,433,377)
	Total Purchased Options				1,027,711,980
	(Cost $1,031,883,209)
WRITTEN OPTIONS — (3.5)%
	Call Options Written — (0.6)%
(16,785)	SPDR® S&P 500® ETF Trust	(989,291,115)	686.93	02/20/26	(6,445,440)
	(Premiums received $11,073,881)
	Put Options Written — (2.9)%
(16,785)	SPDR® S&P 500® ETF Trust	(989,291,115)	539.95	02/20/26	(28,786,275)
	(Premiums received $26,507,076)
	Total Written Options				(35,231,715)
	(Premiums received $37,580,957)
	Net Other Assets and Liabilities — (0.1)%				(628,081)
	Net Assets — 100.0%				$1,001,461,888

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$9,609,704	$9,609,704	$—	$—
Purchased Options	1,027,711,980	—	1,027,711,980	—
Total	$1,037,321,684	$9,609,704	$1,027,711,980	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(35,231,715)	$—	$(35,231,715)	$—

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,947,464	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$3,947,464
	(Cost $3,947,464)
	Total Investments — 1.0%	3,947,464
	(Cost $3,947,464)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 96.9%
6,965	SPDR® S&P 500® ETF Trust	$410,510,135	$5.99	02/20/26	403,593,751
	(Cost $400,304,444)
	Put Options Purchased — 4.0%
6,965	SPDR® S&P 500® ETF Trust	410,510,135	569.94	02/20/26	16,522,094
	(Cost $18,861,473)
	Total Purchased Options				420,115,845
	(Cost $419,165,917)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.0)%
(6,965)	SPDR® S&P 500® ETF Trust	(410,510,135)	673.79	02/20/26	(4,178,861)
	(Premiums received $5,859,113)
	Put Options Written — (0.8)%
(6,965)	SPDR® S&P 500® ETF Trust	(410,510,135)	419.96	02/20/26	(3,148,946)
	(Premiums received $3,715,731)
	Total Written Options				(7,327,807)
	(Premiums received $9,574,844)
	Net Other Assets and Liabilities — (0.1)%				(273,643)
	Net Assets — 100.0%				$416,461,859

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,947,464	$3,947,464	$—	$—
Purchased Options	420,115,845	—	420,115,845	—
Total	$424,063,309	$3,947,464	$420,115,845	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,327,807)	$—	$(7,327,807)	$—

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
8,591,223	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$8,591,223
	(Cost $8,591,223)
	Total Investments — 1.0%	8,591,223
	(Cost $8,591,223)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.9%
	Call Options Purchased — 99.8%
14,880	SPDR® S&P 500® ETF Trust	$877,012,320	$5.64	03/20/26	860,665,301
	(Cost $820,322,703)
	Put Options Purchased — 4.1%
14,880	SPDR® S&P 500® ETF Trust	877,012,320	563.98	03/20/26	35,431,661
	(Cost $48,093,574)
	Total Purchased Options				896,096,962
	(Cost $868,416,277)
WRITTEN OPTIONS — (4.8)%
	Call Options Written — (2.6)%
(14,880)	SPDR® S&P 500® ETF Trust	(877,012,320)	647.39	03/20/26	(22,152,749)
	(Premiums received $12,758,546)
	Put Options Written — (2.2)%
(14,880)	SPDR® S&P 500® ETF Trust	(877,012,320)	507.58	03/20/26	(19,461,850)
	(Premiums received $25,616,824)
	Total Written Options				(41,614,599)
	(Premiums received $38,375,370)
	Net Other Assets and Liabilities — (0.1)%				(627,312)
	Net Assets — 100.0%				$862,446,274

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,591,223	$8,591,223	$—	$—
Purchased Options	896,096,962	—	896,096,962	—
Total	$904,688,185	$8,591,223	$896,096,962	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(41,614,599)	$—	$(41,614,599)	$—

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,615,496	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$3,615,496
	(Cost $3,615,496)
	Total Investments — 1.0%	3,615,496
	(Cost $3,615,496)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 100.1%
6,396	SPDR® S&P 500® ETF Trust	$376,973,844	$5.63	03/20/26	369,953,402
	(Cost $351,356,405)
	Put Options Purchased — 3.1%
6,396	SPDR® S&P 500® ETF Trust	376,973,844	535.78	03/20/26	11,316,443
	(Cost $17,545,651)
	Total Purchased Options				381,269,845
	(Cost $368,902,056)
WRITTEN OPTIONS — (4.1)%
	Call Options Written — (3.4)%
(6,396)	SPDR® S&P 500® ETF Trust	(376,973,844)	635.72	03/20/26	(12,589,375)
	(Premiums received $5,125,047)
	Put Options Written — (0.7)%
(6,396)	SPDR® S&P 500® ETF Trust	(376,973,844)	394.79	03/20/26	(2,550,021)
	(Premiums received $7,632,138)
	Total Written Options				(15,139,396)
	(Premiums received $12,757,185)
	Net Other Assets and Liabilities — (0.1)%				(247,700)
	Net Assets — 100.0%				$369,498,245

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,615,496	$3,615,496	$—	$—
Purchased Options	381,269,845	—	381,269,845	—
Total	$384,885,341	$3,615,496	$381,269,845	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,139,396)	$—	$(15,139,396)	$—

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
8,136,471	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$8,136,471
	(Cost $8,136,471)
	Total Investments — 1.0%	8,136,471
	(Cost $8,136,471)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 103.0%
14,163	SPDR® S&P 500® ETF Trust	$834,753,057	$5.26	04/17/26	820,059,511
	(Cost $732,817,024)
	Put Options Purchased — 3.0%
14,163	SPDR® S&P 500® ETF Trust	834,753,057	526.41	04/17/26	23,939,294
	(Cost $52,094,389)
	Total Purchased Options				843,998,805
	(Cost $784,911,413)
WRITTEN OPTIONS — (6.9)%
	Call Options Written — (5.2)%
(14,163)	SPDR® S&P 500® ETF Trust	(834,753,057)	621.90	04/17/26	(41,169,433)
	(Premiums received $15,599,575)
	Put Options Written — (1.7)%
(14,163)	SPDR® S&P 500® ETF Trust	(834,753,057)	473.77	04/17/26	(13,761,054)
	(Premiums received $30,598,965)
	Total Written Options				(54,930,487)
	(Premiums received $46,198,540)
	Net Other Assets and Liabilities — (0.1)%				(424,898)
	Net Assets — 100.0%				$796,779,891

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,136,471	$8,136,471	$—	$—
Purchased Options	843,998,805	—	843,998,805	—
Total	$852,135,276	$8,136,471	$843,998,805	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(54,930,487)	$—	$(54,930,487)	$—

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,438,041	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$2,438,041
	(Cost $2,438,041)
	Total Investments — 1.0%	2,438,041
	(Cost $2,438,041)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.1%
	Call Options Purchased — 104.8%
4,219	SPDR® S&P 500® ETF Trust	$248,663,641	$5.25	04/17/26	244,290,647
	(Cost $218,214,788)
	Put Options Purchased — 2.3%
4,219	SPDR® S&P 500® ETF Trust	248,663,641	500.09	04/17/26	5,417,196
	(Cost $12,113,498)
	Total Purchased Options				249,707,843
	(Cost $230,328,286)
WRITTEN OPTIONS — (8.0)%
	Call Options Written — (7.4)%
(4,219)	SPDR® S&P 500® ETF Trust	(248,663,641)	600.95	04/17/26	(17,332,707)
	(Premiums received $7,283,934)
	Put Options Written — (0.6)%
(4,219)	SPDR® S&P 500® ETF Trust	(248,663,641)	368.49	04/17/26	(1,442,391)
	(Premiums received $3,042,228)
	Total Written Options				(18,775,098)
	(Premiums received $10,326,162)
	Net Other Assets and Liabilities — (0.1)%				(156,673)
	Net Assets — 100.0%				$233,214,113

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,438,041	$2,438,041	$—	$—
Purchased Options	249,707,843	—	249,707,843	—
Total	$252,145,884	$2,438,041	$249,707,843	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,775,098)	$—	$(18,775,098)	$—

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
10,217,443	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$10,217,443
	(Cost $10,217,443)
	Total Investments — 1.2%	10,217,443
	(Cost $10,217,443)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.6%
	Call Options Purchased — 97.8%
15,050	SPDR® S&P 500® ETF Trust	$887,031,950	$5.94	05/15/26	870,356,550
	(Cost $875,112,923)
	Put Options Purchased — 5.8%
15,050	SPDR® S&P 500® ETF Trust	887,031,950	594.20	05/15/26	52,027,850
	(Cost $49,781,518)
	Total Purchased Options				922,384,400
	(Cost $924,894,441)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (1.4)%
(15,050)	SPDR® S&P 500® ETF Trust	(887,031,950)	683.03	05/15/26	(12,687,150)
	(Premiums received $13,753,318)
	Put Options Written — (3.3)%
(15,050)	SPDR® S&P 500® ETF Trust	(887,031,950)	534.78	05/15/26	(29,302,350)
	(Premiums received $26,769,791)
	Total Written Options				(41,989,500)
	(Premiums received $40,523,109)
	Net Other Assets and Liabilities — (0.1)%				(509,340)
	Net Assets — 100.0%				$890,103,003

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,217,443	$10,217,443	$—	$—
Purchased Options	922,384,400	—	922,384,400	—
Total	$932,601,843	$10,217,443	$922,384,400	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(41,989,500)	$—	$(41,989,500)	$—

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
2,943,365	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$2,943,365
	(Cost $2,943,365)
	Total Investments — 1.2%	2,943,365
	(Cost $2,943,365)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 97.6%
4,354	SPDR® S&P 500® ETF Trust	$256,620,406	$5.93	05/15/26	251,943,949
	(Cost $253,211,039)
	Put Options Purchased — 4.4%
4,354	SPDR® S&P 500® ETF Trust	256,620,406	564.49	05/15/26	11,231,752
	(Cost $12,233,792)
	Total Purchased Options				263,175,701
	(Cost $265,444,831)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (2.1)%
(4,354)	SPDR® S&P 500® ETF Trust	(256,620,406)	667.29	05/15/26	(5,398,743)
	(Premiums received $3,307,058)
	Put Options Written — (1.0)%
(4,354)	SPDR® S&P 500® ETF Trust	(256,620,406)	415.94	05/15/26	(2,513,738)
	(Premiums received $6,069,031)
	Total Written Options				(7,912,481)
	(Premiums received $9,376,089)
	Net Other Assets and Liabilities — (0.1)%				(176,680)
	Net Assets — 100.0%				$258,029,905

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,943,365	$2,943,365	$—	$—
Purchased Options	263,175,701	—	263,175,701	—
Total	$266,119,066	$2,943,365	$263,175,701	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,912,481)	$—	$(7,912,481)	$—

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
3,322,181	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$3,322,181
	(Cost $3,322,181)
	Total Investments — 0.4%	3,322,181
	(Cost $3,322,181)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.6%
16,259	SPDR® S&P 500® ETF Trust	$958,289,201	$5.45	06/20/25	946,592,802
	(Cost $877,614,686)
	Put Options Purchased — 0.2%
16,259	SPDR® S&P 500® ETF Trust	958,289,201	544.51	06/20/25	1,976,769
	(Cost $41,665,953)
	Total Purchased Options				948,569,571
	(Cost $919,280,639)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(16,259)	SPDR® S&P 500® ETF Trust	(958,289,201)	631.25	06/20/25	(112,513)
	(Premiums received $9,247,814)
	Put Options Written — (0.1)%
(16,259)	SPDR® S&P 500® ETF Trust	(958,289,201)	490.06	06/20/25	(394,118)
	(Premiums received $20,229,918)
	Total Written Options				(506,631)
	(Premiums received $29,477,732)
	Net Other Assets and Liabilities — (0.1)%				(661,293)
	Net Assets — 100.0%				$950,723,828

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,322,181	$3,322,181	$—	$—
Purchased Options	948,569,571	—	948,569,571	—
Total	$951,891,752	$3,322,181	$948,569,571	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(506,631)	$—	$(506,631)	$—

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,084,404	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,084,404
	(Cost $1,084,404)
	Total Investments — 0.3%	1,084,404
	(Cost $1,084,404)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.7%
5,321	SPDR® S&P 500® ETF Trust	$313,614,419	$5.44	06/20/25	309,791,919
	(Cost $287,235,448)
	Put Options Purchased — 0.1%
5,321	SPDR® S&P 500® ETF Trust	313,614,419	517.28	06/20/25	248,491
	(Cost $8,307,772)
	Total Purchased Options				310,040,410
	(Cost $295,543,220)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(5,321)	SPDR® S&P 500® ETF Trust	(313,614,419)	624.17	06/20/25	(85,775)
	(Premiums received $2,582,044)
	Put Options Written — (0.0)%
(5,321)	SPDR® S&P 500® ETF Trust	(313,614,419)	381.16	06/20/25	(21,550)
	(Premiums received $1,727,179)
	Total Written Options				(107,325)
	(Premiums received $4,309,223)
	Net Other Assets and Liabilities — (0.1)%				(216,353)
	Net Assets — 100.0%				$310,801,136

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,084,404	$1,084,404	$—	$—
Purchased Options	310,040,410	—	310,040,410	—
Total	$311,124,814	$1,084,404	$310,040,410	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(107,325)	$—	$(107,325)	$—

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
4,068,774	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$4,068,774
	(Cost $4,068,774)
	Total Investments — 0.4%	4,068,774
	(Cost $4,068,774)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.0%
	Call Options Purchased — 99.2%
16,876	SPDR® S&P 500® ETF Trust	$994,654,564	$5.49	07/18/25	982,677,667
	(Cost $922,818,165)
	Put Options Purchased — 0.8%
16,876	SPDR® S&P 500® ETF Trust	994,654,564	548.99	07/18/25	7,499,694
	(Cost $43,411,606)
	Total Purchased Options				990,177,361
	(Cost $966,229,771)
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.1)%
(16,876)	SPDR® S&P 500® ETF Trust	(994,654,564)	635.13	07/18/25	(1,070,951)
	(Premiums received $11,628,959)
	Put Options Written — (0.2)%
(16,876)	SPDR® S&P 500® ETF Trust	(994,654,564)	494.09	07/18/25	(2,022,926)
	(Premiums received $19,651,066)
	Total Written Options				(3,093,877)
	(Premiums received $31,280,025)
	Net Other Assets and Liabilities — (0.1)%				(688,668)
	Net Assets — 100.0%				$990,463,590

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,068,774	$4,068,774	$—	$—
Purchased Options	990,177,361	—	990,177,361	—
Total	$994,246,135	$4,068,774	$990,177,361	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,093,877)	$—	$(3,093,877)	$—

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
1,385,281	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,385,281
	(Cost $1,385,281)
	Total Investments — 0.4%	1,385,281
	(Cost $1,385,281)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.0%
	Call Options Purchased — 99.6%
5,840	SPDR® S&P 500® ETF Trust	$344,203,760	$5.48	07/18/25	340,064,893
	(Cost $316,622,593)
	Put Options Purchased — 0.4%
5,840	SPDR® S&P 500® ETF Trust	344,203,760	521.54	07/18/25	1,310,730
	(Cost $10,946,262)
	Total Purchased Options				341,375,623
	(Cost $327,568,855)
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.3)%
(5,840)	SPDR® S&P 500® ETF Trust	(344,203,760)	626.01	07/18/25	(837,047)
	(Premiums received $5,410,273)
	Put Options Written — (0.0)%
(5,840)	SPDR® S&P 500® ETF Trust	(344,203,760)	384.29	07/18/25	(133,269)
	(Premiums received $2,079,962)
	Total Written Options				(970,316)
	(Premiums received $7,490,235)
	Net Other Assets and Liabilities — (0.1)%				(238,049)
	Net Assets — 100.0%				$341,552,539

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,385,281	$1,385,281	$—	$—
Purchased Options	341,375,623	—	341,375,623	—
Total	$342,760,904	$1,385,281	$341,375,623	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(970,316)	$—	$(970,316)	$—

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
4,267,265	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$4,267,265
	(Cost $4,267,265)
	Total Investments — 0.5%	4,267,265
	(Cost $4,267,265)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.4%
	Call Options Purchased — 99.1%
15,250	SPDR® S&P 500® ETF Trust	$898,819,750	$5.54	08/15/25	888,084,665
	(Cost $835,745,919)
	Put Options Purchased — 1.3%
15,250	SPDR® S&P 500® ETF Trust	898,819,750	554.31	08/15/25	12,092,183
	(Cost $40,772,847)
	Total Purchased Options				900,176,848
	(Cost $876,518,766)
WRITTEN OPTIONS — (0.8)%
	Call Options Written — (0.4)%
(15,250)	SPDR® S&P 500® ETF Trust	(898,819,750)	634.96	08/15/25	(3,375,435)
	(Premiums received $9,343,641)
	Put Options Written — (0.4)%
(15,250)	SPDR® S&P 500® ETF Trust	(898,819,750)	498.88	08/15/25	(4,120,093)
	(Premiums received $20,332,843)
	Total Written Options				(7,495,528)
	(Premiums received $29,676,484)
	Net Other Assets and Liabilities — (0.1)%				(646,982)
	Net Assets — 100.0%				$896,301,603

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,267,265	$4,267,265	$—	$—
Purchased Options	900,176,848	—	900,176,848	—
Total	$904,444,113	$4,267,265	$900,176,848	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,495,528)	$—	$(7,495,528)	$—

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,340,714	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,340,714
	(Cost $1,340,714)
	Total Investments — 0.5%	1,340,714
	(Cost $1,340,714)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.4%
	Call Options Purchased — 99.6%
4,926	SPDR® S&P 500® ETF Trust	$290,333,514	$5.53	08/15/25	286,870,782
	(Cost $267,817,893)
	Put Options Purchased — 0.8%
4,926	SPDR® S&P 500® ETF Trust	290,333,514	526.59	08/15/25	2,259,261
	(Cost $9,101,386)
	Total Purchased Options				289,130,043
	(Cost $276,919,279)
WRITTEN OPTIONS — (0.8)%
	Call Options Written — (0.7)%
(4,926)	SPDR® S&P 500® ETF Trust	(290,333,514)	624.71	08/15/25	(2,046,162)
	(Premiums received $3,105,116)
	Put Options Written — (0.1)%
(4,926)	SPDR® S&P 500® ETF Trust	(290,333,514)	388.02	08/15/25	(282,161)
	(Premiums received $2,105,809)
	Total Written Options				(2,328,323)
	(Premiums received $5,210,925)
	Net Other Assets and Liabilities — (0.1)%				(211,950)
	Net Assets — 100.0%				$287,930,484

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,340,714	$1,340,714	$—	$—
Purchased Options	289,130,043	—	289,130,043	—
Total	$290,470,757	$1,340,714	$289,130,043	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,328,323)	$—	$(2,328,323)	$—

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
4,611,954	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$4,611,954
	(Cost $4,611,954)
	Total Investments — 0.6%	4,611,954
	(Cost $4,611,954)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.9%
	Call Options Purchased — 98.5%
13,667	SPDR® S&P 500® ETF Trust	$805,519,313	$5.68	09/19/25	793,646,927
	(Cost $763,514,272)
	Put Options Purchased — 2.4%
13,667	SPDR® S&P 500® ETF Trust	805,519,313	568.25	09/19/25	19,404,543
	(Cost $38,588,700)
	Total Purchased Options				813,051,470
	(Cost $802,102,972)
WRITTEN OPTIONS — (1.4)%
	Call Options Written — (0.4)%
(13,667)	SPDR® S&P 500® ETF Trust	(805,519,313)	646.10	09/19/25	(3,493,832)
	(Premiums received $8,570,029)
	Put Options Written — (1.0)%
(13,667)	SPDR® S&P 500® ETF Trust	(805,519,313)	511.43	09/19/25	(7,669,784)
	(Premiums received $19,772,311)
	Total Written Options				(11,163,616)
	(Premiums received $28,342,340)
	Net Other Assets and Liabilities — (0.1)%				(555,340)
	Net Assets — 100.0%				$805,944,468

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,611,954	$4,611,954	$—	$—
Purchased Options	813,051,470	—	813,051,470	—
Total	$817,663,424	$4,611,954	$813,051,470	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,163,616)	$—	$(11,163,616)	$—

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,510,698	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$1,510,698
	(Cost $1,510,698)
	Total Investments — 0.6%	1,510,698
	(Cost $1,510,698)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 99.0%
4,447	SPDR® S&P 500® ETF Trust	$262,101,733	$5.67	09/19/25	258,243,071
	(Cost $248,063,950)
	Put Options Purchased — 1.5%
4,447	SPDR® S&P 500® ETF Trust	262,101,733	539.84	09/19/25	3,961,076
	(Cost $8,532,500)
	Total Purchased Options				262,204,147
	(Cost $256,596,450)
WRITTEN OPTIONS — (1.0)%
	Call Options Written — (0.8)%
(4,447)	SPDR® S&P 500® ETF Trust	(262,101,733)	633.49	09/19/25	(2,187,079)
	(Premiums received $3,403,807)
	Put Options Written — (0.2)%
(4,447)	SPDR® S&P 500® ETF Trust	(262,101,733)	397.78	09/19/25	(543,201)
	(Premiums received $1,935,485)
	Total Written Options				(2,730,280)
	(Premiums received $5,339,292)
	Net Other Assets and Liabilities — (0.1)%				(176,739)
	Net Assets — 100.0%				$260,807,826

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,510,698	$1,510,698	$—	$—
Purchased Options	262,204,147	—	262,204,147	—
Total	$263,714,845	$1,510,698	$262,204,147	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,730,280)	$—	$(2,730,280)	$—

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
5,425,727	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$5,425,727
	(Cost $5,425,727)
	Total Investments — 0.7%	5,425,727
	(Cost $5,425,727)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 97.7%
13,799	SPDR® S&P 500® ETF Trust	$813,299,261	$5.85	10/17/25	801,183,739
	(Cost $797,237,256)
	Put Options Purchased — 3.5%
13,799	SPDR® S&P 500® ETF Trust	813,299,261	584.59	10/17/25	28,770,915
	(Cost $37,933,633)
	Total Purchased Options				829,954,654
	(Cost $835,170,889)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (0.3)%
(13,799)	SPDR® S&P 500® ETF Trust	(813,299,261)	666.96	10/17/25	(2,194,041)
	(Premiums received $11,384,419)
	Put Options Written — (1.5)%
(13,799)	SPDR® S&P 500® ETF Trust	(813,299,261)	526.13	10/17/25	(12,170,718)
	(Premiums received $19,382,142)
	Total Written Options				(14,364,759)
	(Premiums received $30,766,561)
	Net Other Assets and Liabilities — (0.1)%				(548,785)
	Net Assets — 100.0%				$820,466,837

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,425,727	$5,425,727	$—	$—
Purchased Options	829,954,654	—	829,954,654	—
Total	$835,380,381	$5,425,727	$829,954,654	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,364,759)	$—	$(14,364,759)	$—

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,119,610	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$2,119,610
	(Cost $2,119,610)
	Total Investments — 0.7%	2,119,610
	(Cost $2,119,610)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.2%
	Call Options Purchased — 97.9%
5,505	SPDR® S&P 500® ETF Trust	$324,459,195	$5.84	10/17/25	319,600,978
	(Cost $316,075,351)
	Put Options Purchased — 2.3%
5,505	SPDR® S&P 500® ETF Trust	324,459,195	555.36	10/17/25	7,469,349
	(Cost $12,208,349)
	Total Purchased Options				327,070,327
	(Cost $328,283,700)
WRITTEN OPTIONS — (0.8)%
	Call Options Written — (0.5)%
(5,505)	SPDR® S&P 500® ETF Trust	(324,459,195)	654.45	10/17/25	(1,616,598)
	(Premiums received $5,459,287)
	Put Options Written — (0.3)%
(5,505)	SPDR® S&P 500® ETF Trust	(324,459,195)	409.21	10/17/25	(1,027,674)
	(Premiums received $2,308,352)
	Total Written Options				(2,644,272)
	(Premiums received $7,767,639)
	Net Other Assets and Liabilities — (0.1)%				(222,561)
	Net Assets — 100.0%				$326,323,104

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,119,610	$2,119,610	$—	$—
Purchased Options	327,070,327	—	327,070,327	—
Total	$329,189,937	$2,119,610	$327,070,327	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,644,272)	$—	$(2,644,272)	$—

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
6,140,403	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$6,140,403
	(Cost $6,140,403)
	Total Investments — 0.7%	6,140,403
	(Cost $6,140,403)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 97.7%
14,176	SPDR® S&P 500® ETF Trust	$835,519,264	$5.86	11/21/25	823,244,407
	(Cost $818,515,972)
	Put Options Purchased — 3.9%
14,176	SPDR® S&P 500® ETF Trust	835,519,264	585.75	11/21/25	33,136,542
	(Cost $39,400,132)
	Total Purchased Options				856,380,949
	(Cost $857,916,104)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (0.4)%
(14,176)	SPDR® S&P 500® ETF Trust	(835,519,264)	670.45	11/21/25	(3,578,306)
	(Premiums received $10,117,921)
	Put Options Written — (1.8)%
(14,176)	SPDR® S&P 500® ETF Trust	(835,519,264)	527.18	11/21/25	(15,281,019)
	(Premiums received $20,095,976)
	Total Written Options				(18,859,325)
	(Premiums received $30,213,897)
	Net Other Assets and Liabilities — (0.1)%				(579,481)
	Net Assets — 100.0%				$843,082,546

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,140,403	$6,140,403	$—	$—
Purchased Options	856,380,949	—	856,380,949	—
Total	$862,521,352	$6,140,403	$856,380,949	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(18,859,325)	$—	$(18,859,325)	$—

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,248,577	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$2,248,577
	(Cost $2,248,577)
	Total Investments — 0.7%	2,248,577
	(Cost $2,248,577)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.5%
	Call Options Purchased — 97.8%
5,251	SPDR® S&P 500® ETF Trust	$309,488,689	$5.85	11/21/25	304,947,047
	(Cost $302,683,214)
	Put Options Purchased — 2.7%
5,251	SPDR® S&P 500® ETF Trust	309,488,689	556.46	11/21/25	8,367,363
	(Cost $10,679,166)
	Total Purchased Options				313,314,410
	(Cost $313,362,380)
WRITTEN OPTIONS — (1.1)%
	Call Options Written — (0.7)%
(5,251)	SPDR® S&P 500® ETF Trust	(309,488,689)	658.73	11/21/25	(2,196,126)
	(Premiums received $5,731,020)
	Put Options Written — (0.4)%
(5,251)	SPDR® S&P 500® ETF Trust	(309,488,689)	410.03	11/21/25	(1,310,439)
	(Premiums received $2,103,533)
	Total Written Options				(3,506,565)
	(Premiums received $7,834,553)
	Net Other Assets and Liabilities — (0.1)%				(256,062)
	Net Assets — 100.0%				$311,800,360

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,248,577	$2,248,577	$—	$—
Purchased Options	313,314,410	—	313,314,410	—
Total	$315,562,987	$2,248,577	$313,314,410	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,506,565)	$—	$(3,506,565)	$—

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
7,970,961	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$7,970,961
	(Cost $7,970,961)
	Total Investments — 0.8%	7,970,961
	(Cost $7,970,961)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 97.3%
16,558	SPDR® S&P 500® ETF Trust	$975,911,962	$5.91	12/19/25	958,653,228
	(Cost $963,844,971)
	Put Options Purchased — 4.6%
16,558	SPDR® S&P 500® ETF Trust	975,911,962	591.15	12/19/25	45,388,458
	(Cost $47,813,493)
	Total Purchased Options				1,004,041,686
	(Cost $1,011,658,464)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (0.4)%
(16,558)	SPDR® S&P 500® ETF Trust	(975,911,962)	678.40	12/19/25	(4,241,332)
	(Premiums received $14,325,166)
	Put Options Written — (2.2)%
(16,558)	SPDR® S&P 500® ETF Trust	(975,911,962)	532.04	12/19/25	(21,833,875)
	(Premiums received $25,946,155)
	Total Written Options				(26,075,207)
	(Premiums received $40,271,321)
	Net Other Assets and Liabilities — (0.1)%				(666,346)
	Net Assets — 100.0%				$985,271,094

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,970,961	$7,970,961	$—	$—
Purchased Options	1,004,041,686	—	1,004,041,686	—
Total	$1,012,012,647	$7,970,961	$1,004,041,686	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(26,075,207)	$—	$(26,075,207)	$—

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,757,391	Dreyfus Government Cash Management Fund, Institutional Shares - 4.19% (a)	$2,757,391
	(Cost $2,757,391)
	Total Investments — 0.8%	2,757,391
	(Cost $2,757,391)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.6%
	Call Options Purchased — 97.4%
5,737	SPDR® S&P 500® ETF Trust	$338,133,043	$5.90	12/19/25	332,160,826
	(Cost $332,456,975)
	Put Options Purchased — 3.2%
5,737	SPDR® S&P 500® ETF Trust	338,133,043	561.59	12/19/25	10,957,670
	(Cost $13,007,694)
	Total Purchased Options				343,118,496
	(Cost $345,464,669)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (0.8)%
(5,737)	SPDR® S&P 500® ETF Trust	(338,133,043)	664.51	12/19/25	(2,575,913)
	(Premiums received $6,772,718)
	Put Options Written — (0.5)%
(5,737)	SPDR® S&P 500® ETF Trust	(338,133,043)	413.81	12/19/25	(1,807,155)
	(Premiums received $2,864,665)
	Total Written Options				(4,383,068)
	(Premiums received $9,637,383)
	Net Other Assets and Liabilities — (0.1)%				(241,820)
	Net Assets — 100.0%				$341,250,999

(a)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,757,391	$2,757,391	$—	$—
Purchased Options	343,118,496	—	343,118,496	—
Total	$345,875,887	$2,757,391	$343,118,496	$—

LIABILITIES TABLE
	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,383,068)	$—	$(4,383,068)	$—

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
412,368	FT Vest U.S. Equity Deep Buffer ETF - March (b)	$15,971,013
476,641	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	17,907,402
420,950	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	16,059,200
433,556	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (b)	17,306,385
472,501	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (b)	17,244,396
520,895	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (b)	18,260,756
437,533	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (b)	17,421,383
	Total Exchange-Traded Funds	120,170,535
	(Cost $117,626,987)
MONEY MARKET FUNDS — 0.0%
9,463	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	9,463
	(Cost $9,463)

	Total Investments — 100.0%	120,179,998
	(Cost $117,636,450)
	Net Other Assets and Liabilities — (0.0)%	(20,795)
	Net Assets — 100.0%	$120,159,203

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 120,170,535	$ 120,170,535	$ —	$ —
Money Market Funds	9,463	9,463	—	—
Total Investments	$120,179,998	$120,179,998	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	—	$—	$36,299,302	$(36,543,090)	$—	$243,788	$—	$—
FT Vest U.S. Equity Moderate Buffer ETF - January	—	—	27,974,635	(28,259,267)	—	284,632	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	—	—	28,390,061	(28,643,330)	—	253,269	—	—

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - March	412,368	$—	$16,589,142	$(901,352)	$288,658	$(5,435)	$15,971,013	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	476,641	—	25,985,432	(8,696,123)	591,034	27,059	17,907,402	—
FT Vest U.S. Equity Moderate Buffer ETF - March	420,950	—	19,794,630	(3,858,778)	167,478	(44,130)	16,059,200	—
FT Vest U.S. Equity Deep Buffer ETF - April	—	—	17,674,876	(17,682,348)	—	7,472	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	—	—	33,097,584	(33,646,821)	—	549,237	—	—
FT Vest U.S. Equity Moderate Buffer ETF - April	—	—	21,262,067	(21,304,690)	—	42,623	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	—	—	17,529,619	(17,514,451)	—	(15,168)	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	433,556	—	18,688,390	(1,787,905)	417,987	(12,087)	17,306,385	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	472,501	—	17,828,615	(970,109)	390,285	(4,395)	17,244,396	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	520,895	—	18,943,930	(1,029,758)	352,386	(5,802)	18,260,756	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	437,533	17,537,638	35,710,563	(36,138,972)	174,827	137,327	17,421,383	—
FT Vest U.S. Equity Moderate Buffer ETF - September	—	14,287,329	14,405,889	(28,722,050)	(152,564)	181,396	—	—
FT Vest U.S. Equity Buffer ETF - October	—	14,312,821	14,364,719	(28,711,553)	(637,942)	671,955	—	—
FT Vest U.S. Equity Deep Buffer ETF - October	—	16,310,709	16,373,194	(32,716,887)	(1,562,376)	1,595,360	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	—	19,564,109	19,636,192	(39,220,132)	(168,972)	188,803	—	—
FT Vest U.S. Equity Moderate Buffer ETF - October	—	16,420,684	16,477,844	(32,926,628)	(488,339)	516,439	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	—	14,838,425	14,900,961	(29,765,543)	(156,088)	182,245	—	—

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)
Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - December	—	$—	$31,014,299	$(31,430,455)	$—	$416,156	$—	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	—	—	42,279,841	(42,722,962)	—	443,121	—	—
FT Vest U.S. Equity Moderate Buffer ETF - December	—	—	33,746,470	(34,190,523)	—	444,053	—	—
		$113,271,715	$538,968,255	$(537,383,727)	$(783,626)	$6,097,918	$120,170,535	$—

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
May 31, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
797,215	FT Vest U.S. Equity Buffer ETF - January (b)	$36,703,779
734,076	FT Vest U.S. Equity Buffer ETF - February (b)	37,232,335
722,956	FT Vest U.S. Equity Buffer ETF - June (b)	37,608,099
895,727	FT Vest U.S. Equity Deep Buffer ETF - June (b)	39,307,725
752,928	FT Vest U.S. Equity Buffer ETF - July (b)	37,340,561
766,914	FT Vest U.S. Equity Buffer ETF - August (b)	36,236,686
808,650	FT Vest U.S. Equity Buffer ETF - December (b)	36,451,112
	Total Exchange-Traded Funds	260,880,297
	(Cost $252,780,467)
MONEY MARKET FUNDS — 0.0%
141,644	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.16% (c)	141,644
	(Cost $141,644)

	Total Investments — 100.0%	261,021,941
	(Cost $252,922,111)
	Net Other Assets and Liabilities — (0.0)%	(43,071)
	Net Assets — 100.0%	$260,978,870

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of May 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 260,880,297	$ 260,880,297	$ —	$ —
Money Market Funds	141,644	141,644	—	—
Total Investments	$261,021,941	$261,021,941	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments (Continued)
May 31, 2025 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2025, and for the fiscal year-to-date period (September 1, 2024 to May 31, 2025) are as follows:

Security Name	Shares at 5/31/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	797,215	$—	$36,318,399	$(497,941)	$880,714	$2,607	$36,703,779	$—
FT Vest U.S. Equity Buffer ETF - February	734,076	33,676,225	68,784,243	(67,437,190)	(1,496,519)	3,705,576	37,232,335	—
FT Vest U.S. Equity Buffer ETF - March	—	35,634,017	34,196,597	(71,347,539)	(2,179,967)	3,696,892	—	—
FT Vest U.S. Equity Buffer ETF - April	—	32,465,450	14,880,623	(47,550,975)	(740,415)	945,317	—	—
FT Vest U.S. Equity Buffer ETF - May	—	36,315,281	34,920,589	(72,767,896)	(894,980)	2,427,006	—	—
FT Vest U.S. Equity Deep Buffer ETF - May	—	30,796,863	14,152,411	(45,212,071)	(720,962)	983,759	—	—
FT Vest U.S. Equity Buffer ETF - June	722,956	37,534,913	39,744,286	(41,277,231)	1,066,794	539,337	37,608,099	—
FT Vest U.S. Equity Deep Buffer ETF - June	895,727	—	38,693,436	(529,813)	1,144,065	37	39,307,725	—
FT Vest U.S. Equity Moderate Buffer ETF - June	—	30,842,140	14,164,629	(45,229,643)	(734,131)	957,005	—	—
FT Vest U.S. Equity Buffer ETF - July	752,928	—	57,599,311	(21,532,973)	1,166,982	107,241	37,340,561	—
FT Vest U.S. Equity Buffer ETF - August	766,914	—	56,388,503	(21,425,383)	1,179,051	94,515	36,236,686	—
FT Vest U.S. Equity Buffer ETF - September	—	—	55,896,074	(56,116,555)	—	220,481	—	—
FT Vest U.S. Equity Buffer ETF - October	—	—	39,965,569	(38,693,465)	—	(1,272,104)	—	—
FT Vest U.S. Equity Buffer ETF - November	—	—	40,228,579	(39,005,168)	—	(1,223,411)	—	—
FT Vest U.S. Equity Buffer ETF - December	808,650	—	41,399,191	(4,660,140)	(170,333)	(117,606)	36,451,112	—
		$237,264,889	$587,332,440	$(573,283,983)	$(1,499,701)	$11,066,652	$260,880,297	$—

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.